Segment Information - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨) Client		Mar. 31, 2026 USD ($) Client	Mar. 31, 2025 INR (₨) Client		Mar. 31, 2024 INR (₨) Client
Disclosure of operating segments [line items]
No client individually accounted for more than 10% of revenues | Client		0		0	0		0
Foreign exchange gains/(losses), net		₨ 1,853		$ 20	₨ 32		₨ 340
Restructuring cost		5,139			0		6,814
(Gain)/loss on sale of property, plant and equipment, net		(393)	[1]	(4)	(606)	[1]	(2,072)	[1]
Stock compensation expense recognized	[2]	4,465			5,542		5,590
Revenues		926,240		$ 9,871	890,884		897,603
Impact of past service cost and losses (gains) arising from implementation of labour codes		2,756
Employee benefit cost	[3]	555,855			533,477		549,301
CEO and managing director [member]
Disclosure of operating segments [line items]
Employee benefit cost							921
India [member]
Disclosure of operating segments [line items]
Revenues		23,446			20,699		23,484
Operating Segments [member]
Disclosure of operating segments [line items]
Foreign exchange gains/(losses), net		1,853			32		340
Revenues		928,093			890,916		897,943
Information Technology Services [member]
Disclosure of operating segments [line items]
Revenues		921,153			888,224		893,816
Information Technology Services [member] | Americas 1 [member]
Disclosure of operating segments [line items]
Revenues		305,571			281,824		268,230
Information Technology Services [member] | Americas 2 [member]
Disclosure of operating segments [line items]
Revenues		269,077			271,972		269,482
Information Technology Services [member] | Europe [Member]
Disclosure of operating segments [line items]
Revenues		244,165			240,077		253,927
Information Technology Services [member] | Operating Segments [member]
Disclosure of operating segments [line items]
(Gain)/loss on sale of property, plant and equipment, net		(393)			(606)		(2,072)
Stock compensation expense recognized		₨ 4,465			₨ 5,542		₨ 5,590

[1]	Gain)/loss on sale of property, plant and equipment, net for the years ended March 31, 2024, 2025 and 2026, includes gain on sale of immovable properties of ₹ (2,357) and gain on relinquishment of the lease hold rights of land, and transfer of building along with other assets of ₹ (885) and gain on transfer of building of ₹ (405), respectively.
[2]	Includes ₹ 6, ₹ (9) and ₹ Nil for the years ended March 31, 2024, 2025 and 2026, respectively, towards cash settled ADSs and RSUs.
[3]	Employee compensation includes impact of past service cost on gratuity and remeasurement of leave encashment due to implementation of new labour code amounting to ₹ 2,756 for the year ended March 31, 2026.